RELATED PARTY (Details) - USD ($)	1 Months Ended	6 Months Ended	9 Months Ended
	Jul. 31, 2017	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Travel and office expense accruals			$ 67,895	$ 20,992	$ 21,028
Issued Warrant For Accounting Services [Member]
Related Party Transaction [Line Items]
Options issued	150,000
Purchase price of options	$ 1.48
Option granted, fair value	$ 124,788	$ 93,069
Stock option expense			47,072
Warrant to purchase common stock	100,000
Warrants purchase price	$ 1.15
Warrants value	$ 62,637
Related party expense			15,659
Related Party [Member]
Related Party Transaction [Line Items]
Legal accrual			25,897	4,725	2,900	$ 1,420
Travel and office expense accruals			13,362
Officer [Member]
Related Party Transaction [Line Items]
Travel and office expense accruals			$ 13,473	$ 4,045	$ 2,659	$ 3,649